FAIR VALUE MEASUREMENTS - Level 3 Fair Value Measurements Inputs (Details) - ITHAX ACQUISITION CORP.	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares item	Feb. 01, 2021 $ / shares USD ($)
Public Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of trials to estimate value of warrants | item	100,000
Public Warrants [Member] | Measurement Input, Share Price [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input		9.55
Public Warrants [Member] | Exercise Price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input		11.50
Public Warrants [Member] | Measurement Input, Expected Term [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input | $		5
Public Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input		0.49
Public Warrants [Member] | Measurement Input, Price Volatility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input		19.00
Public Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input		0.00
Public Warrants [Member] | Redemption Trigger (20 of 30 trading days)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input		18.00
Private Warrants | Measurement Input, Share Price [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input	9.82	9.55
Private Warrants | Exercise Price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input	11.50	11.50
Private Warrants | Measurement Input, Expected Term [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input | $	5.26	5
Private Warrants | Measurement Input, Risk Free Interest Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input	1.3	0.49
Private Warrants | Measurement Input, Price Volatility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input	9.9	19.00
Private Warrants | Measurement Input, Expected Dividend Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input	0.00	0.00